Employee compensation and benefits - Movement on HSBC share awards (Details) - Conditional share awards shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional share awards outstanding at 1 Jan (in shares)	125,023	126,246
Additions during the year (in shares)	84,930	72,289
Released in the year (in shares)	(71,849)	(70,054)
Forfeited in the year (in shares)	(4,461)	(3,458)
Conditional share awards outstanding at 31 Dec (in shares)	133,643	125,023
Weighted average fair value of awards granted (in dollars per share) | $ / shares	$ 6.08	$ 5.84